Employee Benefits Payable (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Employee Benefits Payable
The table below presents the amounts of employee benefits payable as of December 31, 2024 and 2023:

Composition	12/31/2024	12/31/2023
Vacation accrual	102,686,244	77,254,945
Salaries, bonuses and payroll taxes payables	26,624,629	37,923,585

Total	129,310,873	115,178,530